UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                -----------------

Check here if Amendment[ ]; Amendment Number:
                                             --------------------
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     TCG Holdings, L.L.C.
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Address:  c/o The Carlyle Group
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          1001 Pennsylvania Avenue, NW
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          Suite 220 S.
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          Washington, DC  20004-2505
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Form 13F File Number:  28-    12410
                              --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel A. D'Aniello
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Title:    Managing Director
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Phone:    202-729-5626
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Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello        Washington, DC        February 16, 2010
--------------------------   -------------------   ----------------------
        Signature               City, State                 Date


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

   Form 13F File Number           Name
   28-
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
                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
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Form 13F Information Table Entry Total:     11
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Form 13F Information Table Value Total:     $20,071
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                                               (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.     Form 13F File Number       Name

    1       28-12429                   Carlyle Investment Management L.L.C.
    ----       --------------------    ------------------------------------

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

                           FORM 13-F INFORMATION TABLE

---------------------------------------------------------------------------------------------------------------------
      COLUMN 1         COLUMN 2   COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6      COLUMN 7      COLUMN 8
                       TITLE OF                VALUE  SHRS OR  SH/ PUT/   INVESTMENT      OTHER    VOTING AUTHORITY
   NAME OF ISSUER      CLASS       CUSIP     (x$1000) PRN AMT  PRN CALL   DISCRETION     MANAGERS SOLE   SHARED  NONE
---------------------------------------------------------------------------------------------------------------------

American Tower Corp    CL A       029912201  $454      10,500  SH  --   Shared-Defined     1             10,500

Cedar Fair L P         Depositry
                        Unit      150185106  $913      80,000  SH  --   Shared-Defined     1             80,000

Clearwire Corp New     CL A       18538Q105  $507      75,000  SH  --   Shared-Defined     1             75,000

Comcast Corp New       CL A       20030N101  $843      50,000  SH  --   Shared-Defined     1             50,000

Dana Holding Corp      Com        235825205  $976      90,000  SH  --   Shared-Defined     1             90,000

Lear Corp              Com New    521865204  $13,952  206,265  SH  --   Shared-Defined     1            206,265

O Charleys Inc         Com        670823103  $164      25,000  SH  --   Shared-Defined     1             25,000

Owens Corning New      Com        690742101  $897      35,000  SH  --   Shared-Defined     1             35,000

SPDR Series            S&P
 Trust                 Homebuild  78464A888  $227      15,000  SH  --   Shared-Defined     1             15,000

Time Warner
 Cable Inc             Com        88732J207  $766      18,500  SH  --   Shared-Defined     1             18,500

XTO Energy Inc         Com        98385X106  $372       8,000  SH  --   Shared-Defined     1              8,000


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